UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08917
CREDIT SUISSE INSTITUTONAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments

March 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (23.0%)
Aerospace & Defense (0.5%)
$585	Goodrich Corp., Notes §	(BBB- , Baa3)	04/15/08	7.500	$633,704

Automobile Manufacturers (0.1%)
185	Ford Motor Co., Global Notes §	(BBB- , Baa1)	07/16/31	7.450	167,801

Banks (1.2%)
460	Bank of America Corp., Global Notes	(AA- , Aa2)	10/01/10	4.250	450,614
160	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04) ‡	(A , Aa3)	12/31/26	8.070	175,505
400	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	419,034
200	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	196,637
275	Wells Fargo & Co., Global Subordinated Notes	(AA- , Aa1)	02/09/15	4.750	267,051
					1,508,841

Chemicals (0.2%)
290	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	285,959

Commercial Services (0.5%)
335	Cendant Corp., Units	(BBB , Baa1)	08/17/06	4.890	334,611
255	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	260,403
					595,014

Diversified Financials (6.8%)
150	Capital One Financial Corp., Senior Notes	(BBB- , Baa3)	05/17/07	4.738	151,274
800	Fifth Third Bank, Subordinated Notes	(A+ , Aa2)	02/01/15	4.750	774,572
390	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	01/25/07	6.500	394,122
225	Ford Motor Credit Co., Global Notes	(BBB- , A3)	01/15/10	5.700	212,157
275	Frank Russell Co., Rule 144A, Company Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	286,856
1,445	General Electric Capital Corp., Global Notes §#	(AAA , Aaa)	03/04/08	2.980	1,445,127
325	General Electric Capital Corp., Global Notes	(AAA , Aaa)	03/04/15	4.875	318,293
945	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	1,008,317
330	General Motors Acceptance Corp., Global Bonds	(BBB- , Baa1)	11/01/31	8.000	288,099
155	General Motors Acceptance Corp., Global Notes §	(BBB- , Baa1)	12/01/14	6.750	134,115
190	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	185,852
1,170	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	1,150,074
160	JPMorgan Chase & Co., Global Notes §	(A+ , Aa3)	03/01/15	4.750	153,454
380	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	402,573
156	Merey Sweeny L.P., Rule 144A, Senior Notes ‡	(NR , Baa3)	12/18/19	8.850	180,168
225	Merrill Lynch & Company, Inc., Series MTNC, Global Notes	(A+ , Aa3)	01/15/15	5.000	218,463
515	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00) #‡	(A , Aa3)	01/29/20	5.420	505,408
630	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	616,805
					8,425,729

Electric (3.2%)
540	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	552,156
415	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	431,004
200	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	207,472
300	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	297,773

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$450	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	$449,095
305	Oklahoma Gas & Electric Co., Bonds (Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	320,514
215	Old Dominion Electric Cooperative, Series A, Secured Notes	(AAA , Aaa)	06/01/11	6.250	232,875
205	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	211,224
275	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	307,020
350	Pinnacle West Capital Corp., Senior Notes (Callable 05/01/05 @ $100.00) #	(BBB- , Baa2)	11/01/05	3.543	350,236
565	TXU Corp., Rule 144A, Notes ‡	(BBB- , Ba1)	11/15/24	6.500	541,378
					3,900,747

Entertainment (0.1%)
125	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	128,750

Environmental Control (0.4%)
350	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	430,129

Food (1.0%)
310	ConAgra Foods, Inc., Notes §	(BBB+ , Baa1)	09/15/11	6.750	341,144
290	ConAgra Foods, Inc., Notes §	(BBB+ , Baa1)	09/15/30	8.250	386,030
535	Kellogg Co., Global Senior Notes	(BBB+ , Baa1)	06/01/08	2.875	510,135
					1,237,309

Gas (0.4%)
520	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	530,838

Home Builders (0.4%)
295	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	02/15/15	5.250	270,995
290	Pulte Homes, Inc., Notes	(BBB- , Baa3)	02/15/35	6.000	264,074
					535,069

Insurance (1.6%)
650	American International Group, Inc., Global Notes #§	(AA+ , Aaa)	05/15/13	4.250	611,582
580	Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes ‡	(AAA , Aaa)	01/15/10	4.125	566,466
175	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	183,610
450	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	453,186
175	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	187,747
					2,002,591

Lodging (0.0%)
144	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes Ø^	(NR , NR)	03/15/49	13.000	11,033

Media (2.2%)
240	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	241,200
520	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	618,806
710	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	767,875
240	Cox Communications, Inc., Notes	(BBB- , Baa3)	06/15/05	6.875	241,392

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$280	News America Holdings, Inc., Company Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	$349,961
240	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	277,229
220	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	259,245
					2,755,708

Miscellaneous Manufacturing (0.5%)
565	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	557,917

Oil & Gas (1.0%)
420	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	475,099
115	Enterprise Products Operating LP, Rule 144A, Senior Notes ‡	(BB+ , Baa3)	03/01/35	5.750	104,031
340	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	347,778
280	Pemex Project Funding Master Trust, Rule 144A, Notes #‡	(BBB- , Baa1)	06/15/10	4.310	286,300
					1,213,208

Pipelines (0.2%)
245	Kinder Morgan Energy Partners LP, Notes §	(BBB+ , Baa1)	11/15/14	5.125	238,821

Real Estate (0.3%)
310	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	303,387

Retail (0.6%)
605	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	685,979

Telecommunications (1.7%)
150	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	150,988
215	Anixter International, Inc., Company Guaranteed Notes	(BB+ , Ba1)	03/01/15	5.950	213,438
115	AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/31	8.750	152,177
275	Motorola, Inc., Notes	(BBB , Baa3)	11/16/07	4.608	275,886
250	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	244,120
250	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	01/30/11	7.625	278,608
245	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	318,814
420	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	428,046
					2,062,077

Transportation (0.1%)
130	Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50) ‡	(CCC+ , B3)	11/01/12	9.000	139,100

TOTAL CORPORATE BONDS (Cost $28,400,157)					28,349,711

ASSET BACKED SECURITIES (3.6%)
563	Ameriquest Mortgage Securities, Inc., Series 2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	3.200	563,543
63	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B	(AAA , Aaa)	04/17/06	2.300	63,110
453	Contimortgage Home Equity Loan Trust, Series 1996-4, Class A8	(AAA , Aaa)	01/15/28	7.220	453,406
681	Countrywide Home Equity Loan Trust, Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	3.050	681,859

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$965	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	$952,334
360	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA , Aaa)	04/15/29	3.080	360,689
370	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A #	(AAA , Aaa)	03/15/35	3.040	371,311
645	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4	(AAA , Aaa)	07/18/08	2.480	635,224
357	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa1)	02/07/15	6.970	361,027

TOTAL ASSET BACKED SECURITIES (Cost $4,461,615)					4,442,503

MORTGAGE-BACKED SECURITIES (46.9%)
1,140	Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A5	(AAA , Aaa)	11/10/42	4.976	1,145,716
1,175	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6	(AAA , Aaa)	11/11/41	4.825	1,149,460
1	Fannie Mae, Series 1991-165, Class M	(AAA , Aaa)	12/25/21	8.250	1,045
640	Fannie Mae Global Bonds	(AAA , Aaa)	11/15/30	6.625	769,811
1,665	Fannie Mae Global Notes	(AAA , Aaa)	11/15/10	6.625	1,833,057
93	Fannie Mae Pool #077774	(AAA , Aaa)	01/01/10	10.000	99,599
952	Fannie Mae Pool #254372 ‡‡	(AAA , Aaa)	07/01/17	6.000	984,351
297	Fannie Mae Pool #638040	(AAA , Aaa)	04/01/32	6.500	309,361
291	Fannie Mae Pool #638112	(AAA , Aaa)	04/01/32	6.500	302,493
297	Fannie Mae Pool #656862	(AAA , Aaa)	04/01/33	6.000	304,086
1,592	Fannie Mae Pool #667742 ‡‡	(AAA , Aaa)	04/01/33	6.000	1,628,103
1,052	Fannie Mae Pool #703337 ‡‡	(AAA , Aaa)	04/01/33	5.500	1,056,201
206	Fannie Mae Pool #703598	(AAA , Aaa)	05/01/18	5.500	210,505
164	Fannie Mae Pool #705651 ‡‡‡	(AAA , Aaa)	06/01/18	5.500	167,808
637	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	624,539
626	Fannie Mae Pool #721796	(AAA , Aaa)	06/01/18	4.500	613,333
2,640	Fannie Mae Pool #725231 ‡‡	(AAA , Aaa)	02/01/34	5.000	2,590,538
1,554	Fannie Mae Pool #725248 ‡‡	(AAA , Aaa)	03/01/34	5.000	1,523,835
1,166	Fannie Mae Pool #725277 ‡‡	(AAA , Aaa)	03/01/19	4.500	1,142,266
708	Fannie Mae Pool #739753	(AAA , Aaa)	12/01/18	5.000	708,147
614	Fannie Mae Pool #741384	(AAA , Aaa)	09/01/18	4.000	589,814
1,131	Fannie Mae Pool #743364 ‡‡	(AAA , Aaa)	10/01/33	5.500	1,135,303
2,759	Fannie Mae Pool #758789	(AAA , Aaa)	12/01/33	5.500	2,767,098
1,554	Fannie Mae Pool #761831	(AAA , Aaa)	08/01/33	5.500	1,560,058
750	Fannie Mae Pool #767184	(AAA , Aaa)	02/01/19	5.500	764,906
1,289	Fannie Mae Pool #770154	(AAA , Aaa)	04/01/34	5.000	1,261,437
517	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	518,343
1,190	Fannie Mae Pool #775174	(AAA , Aaa)	05/01/19	4.500	1,165,178
1,088	Fannie Mae Pool #776327	(AAA , Aaa)	04/01/34	5.000	1,067,111
1,861	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	1,865,369
1,222	Fannie Mae Pool #794268	(AAA , Aaa)	09/01/34	6.500	1,268,749
829	Fannie Mae Pool #794821	(AAA , Aaa)	10/01/34	7.000	873,716
1,148	Fannie Mae Pool #796906	(AAA , Aaa)	11/01/34	7.000	1,210,086
1,120	Fannie Mae Pool #803328 #	(AAA , Aaa)	10/01/34	4.870	1,114,597
522	Fannie Mae Strip, Series 337, Class 2	(AAA , Aaa)	06/01/33	5.000	123,702
662	Fannie Mae Strip, Series 354, Class 2	(AAA , Aaa)	11/01/34	5.500	165,998
710	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	06/18/14	5.250	732,858
1,240	FHLMC TBA	(AAA , Aaa)	04/01/35	6.000	1,269,063
70	FNMA TBA	(AAA , Aaa)	04/01/20	5.000	69,956
1,275	FNMA TBA	(AAA , Aaa)	04/01/35	4.500	1,210,752

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$280	FNMA TBA	(AAA , Aaa)	05/01/35	5.000	$273,088
1,240	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	1,247,404
1,160	Freddie Mac Global Subordinated Notes	(AAA , Aaa)	03/21/11	5.875	1,221,460
1,460	Freddie Mac Pool #1B1994 #	(AAA , Aaa)	09/01/34	4.759	1,454,908
1,098	Freddie Mac Pool #A15376	(AAA , Aaa)	11/01/33	6.500	1,140,371
1,123	Freddie Mac Pool #A24892	(AAA , Aaa)	07/01/34	6.000	1,150,099
1,058	Freddie Mac Pool #A26682	(AAA , Aaa)	09/01/34	6.000	1,083,327
532	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	533,017
1,102	Freddie Mac Pool #B13889	(AAA , Aaa)	04/01/19	4.000	1,055,625
1,322	Freddie Mac Pool #N31151	(AAA , Aaa)	10/01/34	5.000	1,306,532
0	Ginnie Mae Pool #009827 (1)	(AAA , Aaa)	04/15/06	8.250	28
1	Ginnie Mae Pool #112986	(AAA , Aaa)	07/15/14	13.500	752
1,228	Ginnie Mae Pool #3666	(AAA , Aaa)	01/20/35	6.000	1,260,535
1,328	Ginnie Mae Pool #429679	(AAA , Aaa)	11/15/33	5.500	1,341,886
2,360	GNMA TBA	(AAA , Aaa)	04/01/35	5.000	2,327,181
230	GNMA TBA	(AAA , Aaa)	04/01/35	5.500	232,013
1,275	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	(AAA , Aaa)	08/10/38	4.964	1,280,830
730	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	713,783
1,228	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	1,181,660
1,180	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A4	(AAA , Aaa)	09/12/42	5.204	1,187,387

TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,246,371)					57,890,234

FOREIGN BONDS (11.1%)
Asset Backed Securities (1.1%)
1,300	Pure Mortgages, Series 2004-1A, Class A (Ireland) #	(AAA , Aaa)	02/28/34	2.932	1,300,000

Banks (1.2%)
515	Korea Development Bank, Global Notes (South Korea)	(A- , A3)	07/20/09	4.750	512,282
940	Royal Bank of Scotland Group PLC, Series 3, Perpetual Global Bonds (Callable 12/31/05 @ $100.00) (United Kingdom)	(A , A1)	11/29/49	7.816	963,199
					1,475,481

Beverages (0.2%)
305	Diageo Finance BV, Global Company Guaranteed Notes (Netherlands)	(A , A2)	04/01/11	3.875	291,604

Chemicals (0.2%)
185	Methanex Corp., Yankee Notes (Canada)	(BBB- , Ba1)	08/15/05	7.750	188,238

Electric (0.2%)
240	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	274,907

Holding Companies-Diversified (0.5%)
645	Pacificorp Australia, Rule 144A, Bonds (Australia) ‡	(AAA , Aaa)	01/15/08	6.150	674,057

Insurance (0.2%)
200	Everest Reinsurance Holdings, Notes (Bermuda) §	(A- , A3)	10/15/14	5.400	197,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Media (0.3%)
$300	Thomson Corp., Global Notes (Canada) §	(A- , A3)	01/05/12	6.200	$323,569

Miscellaneous Manufacturing (0.2%)
235	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB , Baa3)	10/15/11	6.375	251,210

Oil & Gas (0.7%)
115	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	125,599
375	Nexen, Inc., Yankee Notes (Canada)	(BBB- , Baa2)	03/10/35	5.875	359,909
320	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia) ‡	(A- , A2)	08/15/15	7.750	378,600
					864,108

Pipelines (0.1%)
180	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A- , A2)	01/15/15	4.875	176,207

Sovereign (5.9%)
6,125	Government of New Zealand, Bonds (New Zealand)	(AAA , Aaa)	04/15/15	6.000	4,310,107
680	Government of Russia, Series V, Debentures (Russia)	(BBB-, Ba2)	05/14/08	3.000	625,600
295	Republic of Colombia, Global Notes (Columbia) §	(BB , Ba2)	01/23/12	10.000	320,075
375	Republic of Panama, Global Notes (Panama) §	(BB , Ba1)	03/15/15	7.250	374,062
390	Republic of Venezuela, Euro-dollar Notes (Venezuela) #	(B , B2)	04/20/11	3.693	345,643
255	Republic of Venezuela, Global Notes (Venezuela)	(B , B2)	10/08/14	8.500	251,812
315	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	12/30/19	8.125	361,777
245	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	04/08/33	7.500	260,313
370	United Mexican States, Series MTN, Global Notes (Mexico)	(BBB , Baa1)	01/16/13	6.375	384,800
					7,234,189

Telecommunications (0.3%)
295	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands) #	(A- , Baa1)	06/15/30	8.750	386,958

TOTAL FOREIGN BONDS (Cost $13,537,240)					13,637,928

UNITED STATES TREASURY OBLIGATIONS (3.9%)
1,214	United States Treasury Bonds	(AAA , Aaa)	01/15/25	2.375	1,306,137
250	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	272,549
1,165	United States Treasury Notes	(AAA , Aaa)	03/15/10	4.000	1,156,264
1,224	United States Treasury Notes	(AAA , Aaa)	07/15/14	2.000	1,250,669
895	United States Treasury Notes	(AAA , Aaa)	02/15/15	4.000	860,179

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,808,789)					4,845,798

MUNICIPAL BOND (0.6%)
Texas (0.6%)
760	University of Texas, University Revenue Bonds, Financing Systems, Series D (Cost $780,292)	(AAA , Aaa)	08/15/34	5.000	782,017

Number of Shares		Maturity	Rate%	Value

COMMON STOCKS (0.0%)
Food (0.0%)
836	Archibald Candy Corp. *^ (Cost $71,060)			$0

PREFERRED STOCK (0.4%)
Telecommunications (0.4%)
350	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost $371,652)			462,547

WARRANTS (0.0%)
Building Materials (0.0%)
240	Dayton Superior Corp., Rule 144A, strike $0.01, expires 06/15/09 *‡			2

Telecommunications (0.0%)
130	GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10 *^‡			0
50	IWO Holdings, Inc., Rule 144A, strike $7.00, expires 01/15/11 *^‡			0
				0

TOTAL WARRANTS (Cost $21,326)				2

Contracts

OPTIONS PURCHASED (0.1%)
Call Options (0.0%)
252,440	Japanese Yen, strike $0.009, expires 04/26/05 (cost $22,575)	28,778

Put Options (0.1%)
1,340	European Economic Unit, strike $1.313, expires 04/05/05 (cost $18,007)	19,284
252,440	Japanese Yen, strike $0.009, expires 04/26/05 (cost $23,045)	15,399
		34,683

TOTAL OPTIONS PURCHASED (Cost $63,627)		63,461

Number of Shares

SHORT-TERM INVESTMENTS (14.6%)
5,309,057	State Street Navigator Prime Fund §§	5,309,057

Par (000)

$4,800	Fannie Mae Discount Notes ^^	04/11/05	2.650	4,796,467
4,563	State Street Bank and Trust Co. Euro Time Deposit ^^	04/01/05	1.850	4,563,000
3,325	United States Treasury Bills ^^	06/09/05	2.730	3,308,122

TOTAL SHORT-TERM INVESTMENTS (Cost $17,976,363)				17,976,646

Value
TOTAL INVESTMENTS AT VALUE (104.2%) (Cost $128,738,492)	$128,450,847

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.2%)	(5,119,459)

NET ASSETS (100.0%)	$123,331,388

OPEN OPTIONS CONTRACTS WRITTEN

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	69	3.00	04/16/05	$20,700

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2 Year Notes Futures	21	06/30/05	$4,354,793	$4,344,703	$(10,090)
U.S. Treasury 5 Year Notes Futures	42	06/21/05	4,479,352	4,497,937	18,585
U.S. Treasury Bonds Futures	6	06/21/05	661,843	668,250	6,407
			$9,495,988	$9,510,890	$14,902

U.S. Treasury 10 Year Notes Futures	(80)	06/21/05	$(8,691,050)	$(8,741,250)	$(50,200)

			$804,938	$769,640	$(35,298)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollar	4/13/2005	A$	1,600,000	$1,212,800	$1,236,398	$23,598
British Pound	4/13/2005		£(355,000)	(663,140)	(670,345)	(7,205)
European Economic Unit	4/13/2005		€2,797,000	3,682,447	3,636,100	(46,347)
European Economic Unit	4/13/2005		€(945,527)	(1,269,087)	(1,229,185)	39,902
Japanese Yen	4/13/2005		¥129,278,000	1,253,909	1,209,979	(43,930)
New Zealand Dollar	4/13/2005	NZ$	(6,100,000)	(4,221,383)	(4,342,705)	(121,322)
New Zealand Dollar	4/13/2005	NZ$	(1,000,000)	(692,000)	(711,919)	(19,919)
Swiss Franc	4/13/2005	Swf	1,465,000	1,270,565	1,230,067	(40,498)
Swiss Franc	4/13/2005	Swf	(1,465,000)	(1,251,067)	(1,230,067)	21,000
				$(676,956)	$(871,677)	(194,721)

INVESTMENT ABBREVIATIONS

TBA = To Be Announced

NR = Not Rated

BKNT = Bank Notes

MTN – Medium – Term Notes

MTNA = Medium –Term Notes Series A

MTNC = Medium – Term Notes Series C

†              Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡              Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $5,600,190 or 4.54% of net assets.

‡‡            Collateral segregated for futures contracts.

‡‡‡          A portion of the security is pledged as collateral for options written.

*              Non-income producing security.

^              Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

^^            Collateral segregated for TBA securities.

#              Variable rate obligations – The interest rate shown is the rate as of March 31, 2005.

§              Security or portion thereof is out on loan.

§§           Represents security purchased with cash collateral received for securities on loan.

Ø             Bond is currently in default.

(1)           Par value of security held is less than 1,000

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $128,738,492, $980,337, $1,267,982 and $(287,645), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005